Related-party transactions - Transactions with directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Wages and salaries	$ 1,923	$ 1,928	$ 634
Share-based compensation expense	2,191	832	0
Variable / bonus expense	1,068	787	204
Pension costs - defined contribution plans	291	303	90
Transactions with directors	$ 5,473	$ 3,850	$ 928